Material Accounting Policies- Leases (Details)	12 Months Ended
Dec. 31, 2024
Buildings | Bottom of range
Leases
Useful life of asset	2 years
Buildings | Top of range
Leases
Useful life of asset	7 years
Vehicles
Leases
Useful life of asset	3 years